Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) kJ in Trillions	12 Months Ended
	Dec. 31, 2020 kJ GWh	Dec. 31, 2019 kJ GWh
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	522	628
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,781	3,198
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	156	168
Gas supply contract premiums, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	203	241
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,588	1,855
Gas swap contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	36	43